Right-of-use assets	12 Months Ended
Dec. 31, 2023
Operating Lease and Financing Lease, Right Of Use Assets [Abstract]
Right-of-use assets	Right-of-use assets:

December 31, 2023	Cost	Accumulated amortization	Net book value
Vessel operating leases	$740.8	$(376.4)	$364.4
Vessel finance leases	69.1	(0.5)	68.6
Other operating leases	17.0	(12.0)	5.0
Right-of-use assets	$826.9	$(388.9)	$438.0

December 31, 2022	Cost	Accumulated amortization	Net book value
Vessel operating leases	$835.5	$(335.5)	$500.0
Vessel finance leases	246.6	(7.9)	238.7
Office operating leases	15.6	(7.6)	8.0
Right-of-use assets	$1,097.7	$(351.0)	$746.7

During the year-ended December 31, 2022, the Company exercised options under existing lease financing arrangements to purchase four 10,000 TEU vessels. Each of the four purchases were completed in January through September 2023 at the pre-determined purchase price of $52,690,000 per vessel.
In November 2023, the Company exercised its option under an existing lease financing arrangements to purchase one 14,000 TEU vessel. The purchase is expected to complete in December 2024 at the pre-determined purchase price of $61,600,000.
During the year ended December 31, 2023, the amortization in right-of-use assets were $93,790,000 (2022 – $99,600,000; 2021 – $125,800,000, respectively).